Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
C000223010_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.10%
C000223010_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.80%
C000223010_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® U.S. Equity Central Fund
C000223010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value						$ 10,000
C000223010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value					$ 13,447
C000223010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value				$ 11,332
C000223010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value			$ 13,706
C000223010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,617	$ 16,617
C000223010_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index
C000223010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000223010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					13,399
C000223010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				11,554
C000223010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			13,777
C000223010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,979	$ 16,979
C000223010_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
C000223010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						$ 10,000
C000223010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					$ 13,146
C000223010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				$ 11,415
C000223010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			$ 13,581
C000223010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,855	$ 16,855
C000223010_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.24%
C000223010_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	14.37%
C000223010_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000223010_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.02%